Earnings (Loss) Per Common Share (Tables) - Forge Nano, Inc.	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Common Share
Summary of computation of basic and diluted loss per share

	2025	2024
Numerator:
Net Loss	$(43,174)	$(26,984)
Denominator:
Weighted average common shares outstanding	1,545,163	1,524,640
Denominator for basic and diluted loss per share	1,545,163	1,524,640
Basic and diluted loss per share	$(27.94)	$(17.70)

Summary of common stock outstanding that was excluded from the computation of diluted net loss per share of common stock

	2025	2024
Warrants	247,697	273,869
Restricted shares	5,526	3,737
Options	455,551	375,480
	708,774	653,086